Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2024
Entity File Number	001-41592
Entity Registrant Name	MGO Global Inc.
Entity Central Index Key	0001902794
Entity Tax Identification Number	83-1833607
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1515 SE 17th Street
Entity Address, Address Line Two	Suite 121/#460236
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
City Area Code	(347)
Local Phone Number	913-3316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MGOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false